Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Allowance for Credit Losses
Accounts are written off against the allowance account when they are determined to be no longer collectible. The following table shows the activity in the allowance for doubtful accounts for the six months ended June 30, 2022:

Allowance for doubtful accounts as of January 1, 2022	$1,794
Provision	1,456
Write-offs	-
Foreign exchange and other	-
Allowance for doubtful accounts as of June 30, 2022	$3,250

Schedule of Cash and Cash Equivalents

	June 30, 2022	December 31, 2021
Cash and cash equivalents	$123,648	$8,533
Restricted cash	126	-
Restricted cash included in Other non-current assets	526	-
Total cash, cash equivalents and restricted cash	$124,300	$8,533

Restrictions on Cash and Cash Equivalents

	June 30, 2022	December 31, 2021
Cash and cash equivalents	$123,648	$8,533
Restricted cash	126	-
Restricted cash included in Other non-current assets	526	-
Total cash, cash equivalents and restricted cash	$124,300	$8,533

Schedule of Cash Flow, Supplemental Disclosures	Cash Flow Information

	Six Months Ended June 30,
	2022	2021
Cash paid during the period for:
Income tax, net of refunds	$415	$9
Interest	$2,390	$-